Document And Entity Information	Dec. 11, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 11, 2024
Entity Registrant Name	WESBANCO, INC.
Entity Central Index Key	0000203596
Entity Emerging Growth Company	false
Entity File Number	001-39442
Entity Incorporation, State or Country Code	WV
Entity Tax Identification Number	55-0571723
Entity Address, Address Line One	1 Bank Plaza
Entity Address, City or Town	Wheeling
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26003
City Area Code	304
Local Phone Number	234-9000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock $2.0833 Par Value
Trading Symbol	WSBC
Security Exchange Name	NASDAQ
Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/40th interest in a share of 6.75% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series A)
Trading Symbol	WSBCP
Security Exchange Name	NASDAQ